Share-based Compensation	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
Stock option plan
The PH Group Holdings Corp. Stock Option Plan (the PH Group Option Plan) was created on January 17, 2014. The employees of the Company and its subsidiaries, consultants of the Company and the employees of Brighton Health Plan Services Holdings Corp. (BHPS) (a wholly-owned subsidiary of BHG Holdings) and its subsidiaries who have performed services for the Company were the participants of the PH Group Option Plan. The aggregate number of shares of common stock for which options may be granted under the PH Group Option Plan shall not exceed 4,229,850 shares.
Effective August 11, 2016, the PH Group Option Plan was transferred to its parent and became the PH Group Parent Corp. Stock Option Plan (the PH Parent Option Plan). All other terms in the PH Group Option Plan remained unchanged in the PH Parent Option Plan at the effective date of the transfer.
Effective August 28, 2018, the PH Parent Option Plan was amended and restated to increase the aggregate number of shares of common stock for which options may be granted from 4,229,850 shares to 18,985,846 shares.
Stock option activity
The following table summarizes information about the PH Parent Option Plan transactions:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Grant-Date Fair Value	Weighted- Average Remaining Contractual Life
Balance at December 31, 2017	3,907,067	$2.34	$0.55	8.20
Granted in 2018	14,202,635	2.00	0.32
Exercised in 2018	(53,079)	2.00	0.32
Cancelled in 2018	(2,087,359)	2.35	0.49
Forfeited in 2018	(525,152)	2.36	0.63
Balance at December 31, 2018	15,444,112	$2.03	$0.34	9.45
Granted in 2019	3,202,435	2.00	0.36
Exercised in 2019	—	—	—
Cancelled in 2019	(227,600)	2.36	0.52
Forfeited in 2019	(771,114)	2.12	0.42
Balance at December 31, 2019	17,647,833	$2.01	$0.34	8.71
Granted in 2020	830,194	2.00	0.37
Exercised in 2020	(54,268)	2.00	0.32
Cancelled in 2020	—	—	—
Forfeited in 2020	(122,800)	2.22	0.46
Balance at December 31, 2020	18,300,959	$2.01	$0.34	7.82
Exercisable options	3,276,976	$2.00	$0.32	7.76
The aggregate intrinsic value of options exercised for the years ended December 31, 2020, 2019 and 2018 was $0.
Approximately 27% of these options granted in 2019 and 2018 vest based on requisite service period ranging from zero to four years (time-based options) and approximately 73% vest only upon the occurrence of a liquidity event (performance-based options). Approximately 14% of options granted in 2020 vest based on requisite service period of four years (time-based options) and approximately 86% vest only upon the occurrence of a liquidity event (performance-based options). For the performance-based options, the vested options only become exercisable upon a liquidity event and with respect to meeting certain financial conditions. Options granted under the PH Group Option Plan generally expire ten years after the date of grant.
For the time-based options, approximately 50% vested in 2018 and approximately 50% remained unvested at December 31, 2018. The vested and unvested options had a weighted-average fair value of $0.32 per share at August 28, 2018.
Of the 14,202,635 options that were granted in 2018, 2,087,359 options for 22 employees relate to reissuing of options that were cancelled in 2018. These options were considered to be modified in accordance with ASC 718 since unlike the cancelled options, the reissued options can vest and become exercisable, at least in part, prior to achievement of a liquidity event.
For the time-based options, approximately 17% vested in 2019 and approximately 83% remained unvested at December 31, 2019. The vested and unvested options had a weighted-average fair value of $0.36 per share.
Of the 3,202,435 options that were granted in 2019, 227,600 options relate to reissuing of options that were cancelled in 2019. These options were considered to be modified in accordance with ASC 718 since unlike the cancelled options, the reissued options can vest and become exercisable, at least in part, prior to achievement of a liquidity event.
For the time-based options issued in 2020, approximately 1% vested in 2020 and approximately 99% remain unvested at December 31, 2020. The vested and unvested options had a weighted-average fair value of $0.40 per share.
Share-based compensation expense
The estimated fair value of the outstanding time-based options is recognized as share-based compensation expense over the vesting period of the options. For the years ended December 31, 2020, 2019 and 2018, the Company recognized share-based compensation expense of approximately $0.5 million, $0.2 million and $1.9 million, respectively, related to the time-based options, which is included in general and administrative expenses in the accompanying consolidated statements of operations. As of December 31, 2020, 2019 and 2018, respectively, the Company has approximately $0.8 million, $1.2 million and $1.1 million of unrecognized share-based compensation expense related to unvested time-based options. Future share-based compensation expense will be recognized on a straight-line basis over the remaining vesting period for the time-based options.
We estimate the fair value of the options granted using the Monte Carlo option pricing model with the following assumptions presented on a weighted average basis:

	December 31,
	2020	2019	2018
Expected term in years	5	5	5
Expected stock price volatility	51.2%	39.1%	43.8%
Risk-free interest rate	0.36%	1.69%	2.53%
Expected dividend yield	0.0%	0.0%	0.0%
Estimated fair value per option granted	$0.66	$0.36	$0.32
The Company did not recognize any share-based compensation expense related to the performance-based options as the shares are only exercisable upon a liquidity event which did not occur during the period.
Stockholders’ Equity
Anthem Private Placement
On May 3, 2021, concurrent with the closing of its IPO, the Company issued and sold, 4,000,000 shares of common stock, par value $0.01 per share, of the Company for an aggregate purchase price of $92 million (the “Private Placement”), or $23.00 per share, in a private placement to an affiliate of Anthem. As of May 3, 2021, Anthem holds approximately 3.9% of the issued and outstanding common stock of the Company. The securities issued to the Investor in the Private Placement were issued pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933.
Stock option plan
The PH Group Holdings Corp. Stock Option Plan (the PH Group Option Plan) was created on January 17, 2014. The employees of the Company and its subsidiaries, consultants of the Company and the employees of Brighton Health Plan Services Holdings Corp. (BHPS) (a wholly-owned subsidiary of BHG Holdings) and its subsidiaries who have performed services for the Company were the participants of the PH Group Option Plan. The aggregate number of shares of common stock for which options may be granted under the PH Group Option Plan shall not exceed 4,229,850 shares.
Effective August 11, 2016, the PH Group Option Plan was transferred to its parent and became the PH Group Parent Corp. Stock Option Plan (the “PH Parent Option Plan” or “Prior Plan”). All other terms in the PH Group Option Plan remained unchanged in the PH Parent Option Plan at the effective date of the transfer.
Effective August 28, 2018, the PH Parent Option Plan was amended and restated to increase the aggregate number of shares of common stock for which options may be granted from 4,229,850 shares to 18,985,846 shares.
On April 1, 2021, contingent on the consummation of the IPO, the Board of Directors approved a modification to the PH Group Parent Corp. Stock Option Plan of the vesting conditions of certain outstanding stock option grants to certain employees and consultants. The modification accelerated by one year any time vested options that were not previously 100% vested and modified the vesting condition of the performance based options to vest 60% at IPO, 20% 12 months after IPO and 20% 18 months after the IPO. The modification also accelerated the CEO’s time based options by an additional four months such that 100% of his time based options are vested. We recognized stock-based compensation of $195.1 million in the second quarter of 2021 related to these modifications and we expect to recognize an additional $89.9 million of additional stock compensation expense over the eighteen months following the completion of the IPO.
2021 Omnibus Incentive Plan
On April 6, 2021, the Company approved the Privia Health Group, Inc. 2021 Omnibus Incentive Plan (the “Plan”) which permits awards up to 10,278,581 shares of the Company’s common stock. The Plan also allows for an automatic increase on the first day of each fiscal year following the effective date of the Plan by an amount equal to the lesser of (i) 5% of outstanding shares on December 31 of the immediately preceding fiscal year or (ii) such number of shares as determined by the Company’s Compensation Committee in its discretion. The Plan provides for the granting of stock options at a price equal to at least 100% of the fair market value of the Company’s common stock as of the date of grant. The Plan also provides for the granting of Stock Appreciation Rights, Restricted Stock, Restricted Stock Units (“RSUs”), Performance Awards and other cash-based or other stock-based awards, all which must be granted at not less than the fair market value of the Company’s common stock as of the date of grant. Participants in the Plan may include employees, consultants, other service providers and non-employee directors. On the effective date of the IPO, the Company issued 1,183,871 restricted stock units at the offering price and 3,683,217 options, with an exercise price equal to the offering price. These issuances are expected to generate stock-based compensation expense of $62.3 million to be recognized over the next four years starting on the effective date of the IPO as both the restricted stock units and stock options vest. The 2021 Plan is intended as the successor to and continuation of the PH Parent Option Plan. No additional stock awards will be granted under the Prior Plan.
2021 Employee Stock Purchase Plan
In April 2021, the Company’s Board of Directors approved the Company’s 2021 Employee Stock Purchase Plan (“2021 ESPP”). The 2021 ESPP became effective upon the execution of the underwriting agreement for the Company’s IPO in April 2021. Per the Plan, shares may be newly issued shares, treasury shares or shares acquired on the open market. The Compensation Committee may elect to increase the total number of Shares available for purchase under the Plan as of the first day of each Company fiscal year following the Effective Date in an amount equal to up to one percent (1%) of the shares issued and outstanding on the immediately preceding December 31; provided that the maximum number of shares that may be issued under the Plan in any event shall be 10,278,581 shares. As of the IPO, the Company has reserved 1,027,858 shares of common stock for issuance under the 2021 ESPP.
Stock option activity
The following table summarizes stock option activity under the Prior Plan and Plan:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Grant-Date Fair Value	Weighted- Average Remaining Contractual Life
Balance at December 31, 2020	18,300,959	2.01	0.34	7.82
Granted	3,730,717	23.16	9.58
Exercised	(328,323)	2.11	0.48
Forfeited	(172,547)	9.73	3.75
Balance at September 30, 2021	21,530,806	$5.61	1.91	7.51
Exercisable at September 30, 2021	12,272,394	$2.01	0.34	7.01
RSU Activity
The following table summarizes the RSU activity under the 2021 Plan:

	Number of Shares	Grant Date Fair Value
Unvested and outstanding at December 31, 2020	—	—
Granted	1,199,315	$23.19
Vested	(195,652)	$23.00
Forfeited	(14,011)	$23.00
Unvested and outstanding at September 30, 2021	989,652	$23.23
Stock-based compensation expense
Total stock-based compensation expense for the three months ended September 30, 2021 and 2020, was approximately $25.8 million and $0.1 million, respectively, and $228.5 million and $0.4 million for the nine months ended September 30, 2021 and 2020, respectively. At September 30, 2021, there was approximately $119.1 million of unrecognized stock-based compensation expense related to unvested options and RSUs, net of forfeitures, that is expected to be recognized over a weighted-average period of 1.0 year.
Stock-based compensation expense was classified in the condensed consolidated statements of operations as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(Dollars in Thousands)	2021	2020	2021	2020
Cost of platform	$4,947	$—	$40,987	$—
Sales and marketing	1,028	—	8,723	—
General and administrative	19,825	121	178,751	363
Total stock-based compensation	$25,800	$121	$228,461	$363